STATEMENT OF PROFIT OR LOSS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
STATEMENT OF PROFIT OR LOSS
Net revenue	R$ 36,349,623	R$ 40,164,687	R$ 36,921,980
Cost of Sales	(13,155,019)	(14,097,888)	(13,299,720)
GROSS PROFIT	23,194,604	26,066,799	23,622,260
OPERATING (EXPENSES) INCOME
Selling, marketing and logistics expenses	(15,554,569)	(16,912,862)	(15,632,782)
Administrative, R&D, IT and project expenses	(6,711,533)	(6,958,866)	(5,955,996)
Impairment loss on trade receivables	(605,995)	(837,822)	(727,695)
Other operating income (expenses), net	(780,288)	(239,019)	(516,190)
OPERATING (LOSS) PROFIT BEFORE FINANCIAL RESULT	(457,781)	1,118,230	789,597
Finance income	5,380,798	4,006,563	4,738,391
Finance expense	(7,281,659)	(5,033,540)	(5,773,810)
(LOSS) PROFIT BEFORE INCOME TAX AND SOCIAL CONTRIBUTION	(2,358,642)	91,253	(245,822)
Income tax and social contribution	(119,568)	1,047,986	(274,744)
NET (LOSS) INCOME FOR THE YEAR FROM CONTINUING OPERATIONS	(2,478,210)	1,139,239	(520,566)
DISCONTINUED OPERATIONS
NET LOSS FROM DISCONTINUED OPERATIONS	(380,416)	(98,550)	(143,112)
NET (LOSS) INCOME FOR THE YEAR	(2,858,626)	1,040,689	(663,678)
ATTRIBUTABLE TO
The Company´s shareholders	(2,859,629)	1,047,960	(650,196)
Non-controlling shareholders	1,003	(7,271)	(13,482)
NET (LOSS) INCOME FOR THE YEAR	R$ (2,858,626)	R$ 1,040,689	R$ (663,678)
INCOME (LOSS) PER SHARE IN THE YEAR -R$
Basic	R$ (2.0843)	R$ 0.761	R$ (0.522)
Diluted	R$ (2.0843)	R$ 0.7503	R$ (0.522)